Business Combinations And Capital Reorganization - Summary of Assets and Liabilities Recognized at Fair Value as a Result of the Acquisition For Electromaps, S.L. (Detail) - Electromaps, S.L [Member]	Dec. 31, 2021 EUR (€)
Acquisition date [Member]
Amounts Recognised As Of Acquisition Date For Each Major Class Of Assets Acquired And Liabilities Assumed [Line Items]
Property, plant and equipment	€ 2,859
Intangible Assets	159,337
Investments	955
Trade and other financial receivables	66,514
Cash and cash equivalents	583,761
Total Assets	813,426
Trade and other financial payables	(39,256)
Loans and borrowings	(173,667)
Other payables	(34,134)
Total Liabilities	(247,057)
Identifiable net assets acquired	566,369
Cash consideration transferred	500,000
Put option liability	3,645,117
Goodwill arising on acquisition	3,578,748
Effect of IFRS 3 [member]
Amounts Recognised As Of Acquisition Date For Each Major Class Of Assets Acquired And Liabilities Assumed [Line Items]
Intangible Assets	162,543
Total Assets	162,543
Deferred tax liabilities	(40,636)
Total Liabilities	(40,636)
Identifiable net assets acquired	121,907
Goodwill arising on acquisition	(121,907)
Acquisition date restated [Member]
Amounts Recognised As Of Acquisition Date For Each Major Class Of Assets Acquired And Liabilities Assumed [Line Items]
Property, plant and equipment	2,859
Intangible Assets	321,880
Investments	955
Trade and other financial receivables	66,514
Cash and cash equivalents	583,761
Total Assets	975,969
Trade and other financial payables	(39,256)
Loans and borrowings	(173,667)
Other payables	(34,134)
Deferred tax liabilities	(40,636)
Total Liabilities	(287,693)
Identifiable net assets acquired	688,276
Cash consideration transferred	500,000
Put option liability	3,645,117
Goodwill arising on acquisition	€ 3,456,841